Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 25,250,369	$ 503,712,031	$ 807,020,214	$ 980,559,538
Total export sales	22,318,965	445,234,329	585,842,291	691,886,610
Services income	236,381	4,715,484	9,108,680	8,673,002
Total sales	$ 47,805,715	953,661,844	1,401,971,185	1,681,119,150
United States [member]
Disclosure of operating segments [line items]
Total export sales		304,344,028	372,134,617	434,838,159
Canada, Central and South America [member]
Disclosure of operating segments [line items]
Total export sales		2,105,703	3,102,066	11,274,714
Europe [member]
Disclosure of operating segments [line items]
Total export sales		45,254,008	131,498,445	158,900,339
Other [member]
Disclosure of operating segments [line items]
Total export sales		$ 93,530,590	$ 79,107,163	$ 86,873,398